Investments and Assets and Liabilities Held for Sale - Investments Classification (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Classification Of Investments [line items]
Investments	R$ 7,663		R$ 7,206
Total investments	R$ 7,663	R$ 7,206	R$ 7,206